Statements Of Financial Condition (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company I, LLC [Member]
ASSETS
Receivable from futures commission merchants	$ 44,352,814		$ 51,797,165
Open trade equity, at fair value	295,708		6,816,875
Swap contracts, at fair value	17,706,757		49,811,462
Total Assets	62,355,279		108,425,502
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	444,255		128,013
Open trade deficit, at fair value
Total Liabilities	444,255		128,013
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	61,911,024		108,297,489
Total Liabilities and Capital	62,355,279		108,425,502
Frontier Trading Company II, LLC [Member]
ASSETS
Receivable from futures commission merchants	13,281,065		13,321,102
Open trade equity, at fair value	4,042,808		6,370,110
Total Assets	17,323,873		19,691,212
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	9,873		12,125
Open trade deficit, at fair value
Total Liabilities	9,873		12,125
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	17,314,000		19,679,087
Total Liabilities and Capital	17,323,873		19,691,212
Frontier Trading Company III, LLC [Member]
ASSETS
Receivable from futures commission merchants			678,454
Open trade equity, at fair value			28,390
Swap contracts, at fair value			5,668,768
Total Assets			6,375,612
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			1,292
Open trade deficit, at fair value
Total Liabilities			1,292
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			6,374,320
Total Liabilities and Capital			6,375,612
Frontier Trading Company V, LLC [Member]
ASSETS
Receivable from futures commission merchants	19,418,926		11,089,508
Open trade equity, at fair value	1,438,257		1,427,138
Swap contracts, at fair value
Total Assets	20,857,183		12,516,646
LIABILITIES
Payable to futures commission merchants
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	20,857,183		12,516,646
Total Liabilities and Capital	20,857,183		12,516,646
Frontier Trading Company VI LLC [Member]
ASSETS
Receivable from futures commission merchants			7,683,483
Open trade equity, at fair value			593,970
Swap contracts, at fair value
Total Assets			8,277,453
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			56,300
Open trade deficit, at fair value
Total Liabilities			56,300
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			8,221,153
Total Liabilities and Capital			8,277,453
Frontier Trading Company VII, LLC [Member]
ASSETS
Receivable from futures commission merchants	47,822,021		83,823,713
Swap contracts, at fair value
Total Assets	47,822,021		83,823,713
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			662,392
Open trade deficit, at fair value	25,934,678		14,945,485
Total Liabilities	25,934,678		15,607,877
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	21,887,343		68,215,836
Total Liabilities and Capital	47,822,021		83,823,713
Frontier Trading Company VIII, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			790,795
Total Assets			790,795
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			790,795
Total Liabilities and Capital			790,795
Frontier Trading Company IX, LLC [Member]
ASSETS
Receivable from futures commission merchants	4,767,402		4,340,260
Open trade equity, at fair value	444,769		1,531,050
Total Assets	5,212,171		5,871,310
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,212,171		5,871,310
Total Liabilities and Capital	5,212,171		5,871,310
Frontier Trading Company X, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			11,407,905
Total Assets			11,407,905
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			11,407,905
Total Liabilities and Capital			11,407,905
Frontier Trading Company XI, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			26,242,246
Total Assets			26,242,246
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
CTA fees payable
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			26,242,246
Total Liabilities and Capital			26,242,246
Frontier Trading Company XII, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			10,956,756
Total Assets			10,956,756
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
CTA fees payable
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			10,956,756
Total Liabilities and Capital			10,956,756
Frontier Trading Company XIV, LLC [Member]
ASSETS
Receivable from futures commission merchants	12,159,223		23,739,656
Open trade equity, at fair value			323,845
Total Assets	12,159,223		24,063,501
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value	238,949
CTA fees payable
Total Liabilities	238,949
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	11,920,274		24,063,501
Total Liabilities and Capital	12,159,223		24,063,501
Frontier Trading Company XV, LLC [Member]
ASSETS
Receivable from futures commission merchants	6,632,990		21,572,442
Open trade equity, at fair value	12,006,820		17,332,625
Total Assets	18,639,810		38,905,067
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	2,882,198
Open trade deficit, at fair value
CTA fees payable
Total Liabilities	2,882,198
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	15,757,612		38,905,067
Total Liabilities and Capital	18,639,810		38,905,067
Frontier Trading Company XVII, LLC [Member]
ASSETS
Receivable from futures commission merchants				[1]
Open trade equity, at fair value				[1]
Swap contracts, at fair value	5,881,772	[1]		[1]
Total Assets	5,881,772	[1]		[1]
LIABILITIES
Payable to futures commission merchants		[1]		[1]
Options written, at fair value				[1]
Open trade deficit, at fair value		[1]		[1]
CTA fees payable		[1]		[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,881,772	[1]		[1]
Total Liabilities and Capital	5,881,772	[1]		[1]
Frontier Trading Company XVIII, LLC [Member]
ASSETS
Receivable from futures commission merchants	6,810,086	[1]		[1]
Open trade equity, at fair value	596,193	[1]		[1]
Swap contracts, at fair value				[1]
Total Assets	7,406,279	[1]		[1]
LIABILITIES
Payable to futures commission merchants		[1]		[1]
Options written, at fair value				[1]
Open trade deficit, at fair value		[1]		[1]
CTA fees payable		[1]		[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	7,406,279	[1]		[1]
Total Liabilities and Capital	7,406,279	[1]		[1]
Frontier Trading Company XXI, LLC [Member]
ASSETS
Receivable from futures commission merchants	5,107,786	[1]		[1]
Open trade equity, at fair value	792,372	[1]		[1]
Swap contracts, at fair value				[1]
Total Assets	5,900,158	[1]		[1]
LIABILITIES
Payable to futures commission merchants				[1]
Open trade deficit, at fair value				[1]
CTA fees payable				[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,900,158	[1]		[1]
Total Liabilities and Capital	$ 5,900,158	[1]		[1]

[1]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respecitively.